Withholding Taxes Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Withholding Taxes Receivables, Net [Abstract]
Schedule of Withholding Tax Receivables
	2023	2022
Balance at January 1,	$2,691,096	$3,531,953
Addition	739,573	749,205
Collection	(545,233)	(1,008,194)
Write off/Allowance for uncollectible	(683,344)	(448,243)
Exchange difference	22,754	(133,625)
Balance at December 31,	$2,224,846	$2,691,096

Schedule of Current and Non Current Portion of Tax Receivables
	As of December 31,
	2023	2022
Current portion	$607,221	$757,024
Non-current portion	1,617,625	1,934,072
Withholding taxes receivables, net	$2,224,846	$2,691,096